Other Non Financial Assets and Liabilities -Summary Other non financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current	$ 266,604	$ 320,755
Non current	116,961	111,268
VAT Tax Payable and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Current	230,395	286,816
Non current	48,266	57,009
Other
Disclosure Of Financial Liabilities [Line Items]
Current	36,209	33,939
Non current	$ 68,695	$ 54,259